Income Tax - Summary of Income Tax Provision (Details)	5 Months Ended
Jun. 30, 2021 USD ($)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal - Current	$ 0
Federal - Deferred	(436,137)
State - Current	0
State - Deferred	0
Change in valuation allowance	436,137
Income tax provision	$ 0